INTANGIBLE ASSETS AND GOODWILL (Schedule of intangible assets) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Cost, Beginning balance	$ 2,990	$ 43,490	$ 43,490	$ 29,025
Intangible assets, Cost, Additions			194
Intangible assets, Cost, Acquired through business combinations	0			39,666
Intangible assets, Cost, Impairment			(38,300)	(25,201)
Intangible assets, Cost, Ending balance	2,990		2,990	43,490
Intangible assets, Accumulated Amortization, Beginning balance	2,044	2,122	2,122	181
Intangible assets, Accumulated Amortization, Additions	38	800	2,119	1,941
Intangible assets, Accumulated Amortization, Ending balance	2,082		2,044	2,122
Intangible assets, Foreign Currency translation			(197)	(257)
Intangible assets, Net book value, Ending balance	908		946	41,111
Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Cost, Beginning balance	253	1,469	1,469	200
Intangible assets, Cost, Additions			0
Intangible assets, Cost, Acquired through business combinations				1,397
Intangible assets, Cost, Impairment			(1,216)	(128)
Intangible assets, Cost, Ending balance			253	1,469
Intangible assets, Accumulated Amortization, Beginning balance	272	72	72	6
Intangible assets, Accumulated Amortization, Additions			200	66
Intangible assets, Accumulated Amortization, Ending balance			272	72
Intangible assets, Foreign Currency translation			19	5
Intangible assets, Net book value, Ending balance			0	1,402
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Cost, Beginning balance	1,207	7,515	7,515	1,570
Intangible assets, Cost, Additions			194
Intangible assets, Cost, Acquired through business combinations				5,945
Intangible assets, Cost, Impairment			(6,502)	0
Intangible assets, Cost, Ending balance			1,207	7,515
Intangible assets, Accumulated Amortization, Beginning balance	1,264	348	348	26
Intangible assets, Accumulated Amortization, Additions			916	322
Intangible assets, Accumulated Amortization, Ending balance			1,264	348
Intangible assets, Foreign Currency translation			57	17
Intangible assets, Net book value, Ending balance			0	7,184
Trademarks and Brands [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Cost, Beginning balance	1,892	5,153	5,153	2,090
Intangible assets, Cost, Additions			0
Intangible assets, Cost, Acquired through business combinations	0			3,063
Intangible assets, Cost, Impairment			(3,249)	0
Intangible assets, Cost, Ending balance	1,892		1,892	5,153
Intangible assets, Accumulated Amortization, Beginning balance	1,132	618	618	35
Intangible assets, Accumulated Amortization, Additions	31		514	583
Intangible assets, Accumulated Amortization, Ending balance	1,163		1,132	618
Intangible assets, Foreign Currency translation			(12)	(18)
Intangible assets, Net book value, Ending balance	729		760	4,517
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Cost, Beginning balance	1,098	4,530	4,530	4,300
Intangible assets, Cost, Additions			0
Intangible assets, Cost, Acquired through business combinations	0			230
Intangible assets, Cost, Impairment			(3,432)	0
Intangible assets, Cost, Ending balance	1,098		1,098	4,530
Intangible assets, Accumulated Amortization, Beginning balance	912	621	621	48
Intangible assets, Accumulated Amortization, Additions	7		291	573
Intangible assets, Accumulated Amortization, Ending balance	919		912	621
Intangible assets, Foreign Currency translation			0	0
Intangible assets, Net book value, Ending balance	179		186	3,909
Non-Compete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Cost, Beginning balance	661	1,190	1,190	1,190
Intangible assets, Cost, Additions			0
Intangible assets, Cost, Acquired through business combinations				0
Intangible assets, Cost, Impairment			(529)	0
Intangible assets, Cost, Ending balance			661	1,190
Intangible assets, Accumulated Amortization, Beginning balance	661	463	463	66
Intangible assets, Accumulated Amortization, Additions			198	397
Intangible assets, Accumulated Amortization, Ending balance			661	463
Intangible assets, Foreign Currency translation			0	0
Intangible assets, Net book value, Ending balance			0	727
Goodwill [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Cost, Beginning balance	261	23,633	23,633	19,675
Intangible assets, Cost, Additions			0
Intangible assets, Cost, Acquired through business combinations				29,031
Intangible assets, Cost, Impairment			(23,372)	(25,073)
Intangible assets, Cost, Ending balance			261	23,633
Intangible assets, Accumulated Amortization, Beginning balance	$ 0	$ 0	0	0
Intangible assets, Accumulated Amortization, Additions			0	0
Intangible assets, Accumulated Amortization, Ending balance			0	0
Intangible assets, Foreign Currency translation			(261)	(261)
Intangible assets, Net book value, Ending balance			$ 0	$ 23,372